Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities - Private Placement [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Line Items]
Fair value as Beginning	$ 660,000	$ 40,000	$ 40,000	$ 4,372,500
Change in fair value	825,000	950,000	620,000	(4,332,500)
Fair value as of Ending	$ 1,485,000	$ 990,000	$ 660,000	$ 40,000